Subsequent Events (Details) $ / shares in Units, $ in Thousands										3 Months Ended		12 Months Ended
	Sep. 26, 2025 shares	Mar. 27, 2025 shares	Sep. 27, 2024 shares	Mar. 27, 2024 $ / shares shares	Mar. 18, 2024 USD ($)	Mar. 05, 2024 $ / shares	Feb. 05, 2024 USD ($) t	Jan. 10, 2024 $ / shares	Nov. 14, 2023 $ / shares	Apr. 03, 2024 USD ($) shares	Dec. 31, 2021 shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Mar. 29, 2024 shares	Jan. 12, 2022 shares	Aug. 02, 2021 shares	Jan. 18, 2021 shares
Subsequent Events [Abstract]
Advance payment | $												$ 314	$ 70,321	$ 197,214
Repurchase of common stock (in shares)											170,210	375,531
Repurchase of common stock | $												$ 1,679	$ 0	$ 1,708
Equity Incentive Plan [Member]
Subsequent Events [Abstract]
Shares reserved for issuance (in shares)																550,000		400,000
Equity Incentive Plan [Member] | Restricted Stock [Member]
Subsequent Events [Abstract]
Shares reserved for issuance (in shares)																	350,000
Shares granted (in shares)												1,823,800	883,700
Grant date fair value (in dollars per share) | $ / shares												$ 5.22	$ 8.23
Shares vested (in shares)												1,510,118	812,133
At-the-Market Offering Program [Member]
Subsequent Events [Abstract]
Shares issued (in shares)												1,099
Plan [Member] | Equity Incentive Plan [Member] | Awarded March 27, 2024 [Member] | Restricted Stock [Member]
Subsequent Events [Abstract]
Shares vested (in shares)	144,000	108,000	143,250
Class E Warrants [Member]
Subsequent Events [Abstract]
Warrants exercised (in shares)												0	100,000
Proceeds from exercise of warrants | $													$ 70
Warrants outstanding (in shares)												4,494,599	8,532,713
Shares issued (in shares)													10,000
Dividend Declared Q3-2023 [Member]
Subsequent Events [Abstract]
Dividend payable, date declared									Nov. 13, 2023
Dividend payable per share (in dollars per share) | $ / shares									$ 0.025
Dividend payable, date to be paid									Jan. 10, 2024
Dividend payable, date of record									Dec. 22, 2023
Subsequent Event [Member] | Equity Incentive Plan [Member]
Subsequent Events [Abstract]
Shares reserved for issuance (in shares)				550,000
Subsequent Event [Member] | Equity Incentive Plan [Member] | Awarded March 27, 2024 [Member] | Restricted Stock [Member]
Subsequent Events [Abstract]
Shares reserved for issuance (in shares)				502,500
Grant date fair value (in dollars per share) | $ / shares				$ 8.42
Shares vested (in shares)				107,250
Subsequent Event [Member] | Equity Incentive Plan [Member] | Awarded March 27, 2024 [Member] | Restricted Stock [Member] | Non-Executive Members of Board of Directors and Executive Officers [Member]
Subsequent Events [Abstract]
Shares granted (in shares)				285,000
Subsequent Event [Member] | Equity Incentive Plan [Member] | Awarded March 27, 2024 [Member] | Restricted Stock [Member] | Non-Executive Employees and Non-Employee [Member]
Subsequent Events [Abstract]
Shares granted (in shares)				217,500
Subsequent Event [Member] | December 2023 Repurchase Plan [Member]
Subsequent Events [Abstract]
Repurchase of common stock (in shares)										115,312
Repurchase of common stock | $										$ 843
Subsequent Event [Member] | At-the-Market Offering Program [Member]
Subsequent Events [Abstract]
Shares issued (in shares)										308,535
Gross proceeds | $										$ 2,503
Subsequent Event [Member] | Class E Warrants [Member]
Subsequent Events [Abstract]
Warrants exercised (in shares)										1,800,000
Proceeds from exercise of warrants | $										$ 885
Warrants outstanding (in shares)															2,694,599
Subsequent Event [Member] | Iconship [Member]
Subsequent Events [Abstract]
Vessel capacity | t							181,392
Purchase price | $							$ 33,660
Subsequent Event [Member] | Vessel Built at Japanese Shipyard [Member]
Subsequent Events [Abstract]
Purchase price | $					$ 35,600
Advance payment | $					$ 4,450
Subsequent Event [Member] | Dividend Declared Q3-2023 [Member]
Subsequent Events [Abstract]
Dividend payable per share (in dollars per share) | $ / shares								$ 0.025
Dividend payable, date to be paid								Jan. 10, 2024
Dividend payable, date of record								Dec. 22, 2023
Subsequent Event [Member] | Dividend Declared Q4-2023 [Member]
Subsequent Events [Abstract]
Dividend payable, date declared						Mar. 05, 2024
Dividend payable per share (in dollars per share) | $ / shares						$ 0.025
Dividend payable, date to be paid						Apr. 10, 2024
Dividend payable, date of record						Mar. 22, 2024
Subsequent Event [Member] | Special Dividend [Member]
Subsequent Events [Abstract]
Dividend payable, date declared						Mar. 05, 2024
Dividend payable per share (in dollars per share) | $ / shares						$ 0.075
Dividend payable, date to be paid						Apr. 10, 2024
Dividend payable, date of record						Mar. 22, 2024